Business Acquisitions (Tables)	12 Months Ended
Dec. 31, 2013
Business Acquisition [Line Items]
Preliminary Value of Net Assets Acquired
The fair values of net assets acquired were as follows:

(In US$ millions)	January 3, 2013

Fair value of net assets acquired:
Drilling units	698
Unfavorable contract – Other current liabilities	(27)
Unfavorable contract – Other non-current liabilities	(81)
Net assets acquired	590

Fair value of consideration	590

Sevan Drilling ASA
Business Acquisition [Line Items]
Purchase price allocation of acquired companies
The preliminary fair values of net assets acquired including the remeasurement of our previously held equity interest, measurement of the non-controlling interest and associated bargain purchase gain are as follows:

(In US$ millions)	July 2, 2013

Cash and cash equivalents	54
Restricted cash	63
Trade and other receivables	49
Current assets	166
Drilling units	1,246
Newbuildings	1,227
Deferred income tax asset	76
Valuation allowance income tax asset	(76)
Other non-current assets	1
Non-current assets	2,474
Total assets	2,640

Current portion of long-term debt	(112)
Trade and other payables	(115)
Construction obligation	(923)
Unfavorable contracts	(79)
Other current liabilities	(26)
Current liabilities	(1,255)
Long-term interest bearing debt	(703)
Unfavorable contracts	(257)
Other non-current liabilities	(16)
Non-current liabilities	(976)
Total liabilities	(2,231)
Net assets acquired	409

Net book value of equity investment	109
Fair value of previously held equity investment	117
Gain on re-measurement of previously held equity investment	8

Fair value of establishment of non-controlling interest	197

Bargain purchase
Fair value of consideration transferred	78
Fair value of establishment of non-controlling interest	197
Fair value of previously held equity investment	117
Total	392

Net assets acquired	409
Gain on bargain purchase	17

Asia Offshore Drilling
Business Acquisition [Line Items]
Purchase price allocation of acquired companies
The fair values of net assets acquired, the remeasurement of our previously held equity interest, measurement of the non-controlling interest and associated bargain purchase gain are as follows:

(In US$ millions)	March 25, 2013

Cash and cash equivalents	1
Current assets	1
Drilling units	633
Non-current assets	633
Construction obligation	(316)
Other current liabilities	(8)
Current liabilities	(324)
Non-current liabilities	—
Net assets acquired	310

Net book value of equity investment	185
Fair value of previously held equity investment	195
Gain on re-measurement of previously held equity investment	10

Fair value of establishment of non-controlling interest	100

Bargain purchase
Fair value of establishment of non-controlling interest	100
Fair value of previously held equity investment	195
Total	295

Net assets acquired	310
Gain on bargain purchase	15